REVENUE - Schedule of Accounts Receivable and Contract Liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022
Revenue from Contract with Customer [Abstract]
Accounts Receivable	$ 54,600	$ 482,279	$ 327,200	$ 327,200	$ 223,275
Contract Liabilities	$ 24,000	$ 30,400	$ 178,750	$ 178,750	$ 173,050